Significant Accounting Policies (Policies)	9 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Statement of Compliance

These Financial Statements have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board (“IASB”) and the interpretations by the IFRS Interpretation Committee (“IFRIC”). These Financial Statements do not include all of the information and footnotes required by International Financial Reporting Standards (“IFRS”) for complete financial statements for year-end reporting purposes. These Financial Statements should be read in conjunction with the Company’s consolidated financial statements as at and for the year ended March 31, 2023. Results for the reporting period ended December 31, 2023 are not necessarily indicative of future results. The accounting policies and methods of computation applied by the Company in these Financial Statements are the same as those applied by the Company in its more recent annual financial statements, which are filed under the Company’s provide on SEDAR at www.sedarplus.ca.

The Board of Directors of the Company authorized these Financial Statements for issuance on February 28, 2024.

Basis of Presentation and Consolidation

These Financial Statements have been prepared on a historical cost basis, except for certain financial instruments classified as fair value through other comprehensive income, which are reported at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

These Financial Statements include the financial statements of the Company and its wholly-owned subsidiary, 1130346 B.C. Ltd., (the “Subco”) incorporated under the laws of British Columbia. The Subco was incorporated for the purposes of entering into an option agreement related to the JOY District. On March 31, 2021, the Subco was dissolved, did not have any assets, liabilities, income or expenses, and all intercompany balances and transactions had been eliminated.

Certain comparative amounts have been reclassified to conform to the presentation adopted in the current period.

Significant Accounting Estimates and Judgments

The critical estimates and judgements applied in the preparation of these Financial Statements are consistent with those applied in the Company’s audited consolidated financial statements as at and for the year ended March 31, 2023.

Operating Segments

The Company operates as a single reportable segment—the acquisition, exploration and development of mineral properties. All assets are held in Canada.

The functional and presentational currency of the Company is the Canadian Dollar (“CAD”).